Note 17 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2019	10,339	74,509	32,675	923	2,402	–	120,848
Initial recognition of right of use assets	409	–	–	–	–	–	409
Additions*	267	19,020	897	88	151	–	20,423
Impairments	–	–	(144)	–	–	–	(144)
Disposals	(212)	–	–	–	(16)	–	(228)
Reallocations between asset classes	25	(2,989)	2,964	–	–	–	–
Foreign exchange movement	5	2	3	7	1	–	18
Balance at December 31, 2019	10,833	90,542	36,395	1,018	2,538	–	141,326

Balance at January 1, 2020	10,833	90,542	36,395	1,018	2,538	–	141,326
Additions*	1	19,507	4,221	219	458	372	24,778
Derecognised plant and equipment	–	–	(238)	–	–	–	(238)
Reallocations between asset classes	930	(1,210)	280	–	–	–	–
Foreign exchange movement	(7)	–	(14)	(2)	(1)	20	(4)
Balance at December 31, 2020	11,757	108,839	40,644	1,235	2,995	392	165,862
Accumulated depreciation and Impairment losses	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2019	4,411	5,821	17,357	649	2,150	–	30,388
Initial recognition of right of use assets	146	–	–	–	–	–	146
Depreciation for the year	1,005	504	2,693	99	133	–	4,434
Disposals	(149)	–	–	–	(16)	–	(165)
Foreign exchange movement	–	–	–	5	6	–	11
Balance at December 31, 2019	5,413	6,325	20,050	753	2,273	–	34,814

Balance at January 1, 2020	5,413	6,325	20,050	753	2,273	–	34,814
Depreciation for the year	1,030	648	2,691	102	157	–	4,628
Accumulated depreciation for derecognised plant and equipment	–	–	(56)	–	–	–	(56)
Foreign exchange movement	3	–	–	(6)	–	–	(3)
Balance at December 31, 2020	6,446	6,973	22,685	849	2,430	–	39,383

Carrying amounts
At January 1, 2019	5,928	68,688	15,318	274	252	–	90,460
At December 31, 2019	5,420	84,217	16,345	265	265	–	106,512
At December 31, 2020	5,311	101,866	17,959	386	565	392	126,479